SCHEDULE OF MEASUREMENT ON FAIR VALUE OF RECURRING BASIS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Cash and marketable securities held in trust account	$ 20,160,402	$ 50,772,949	$ 104,162,029
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and marketable securities held in trust account	$ 20,160,402	$ 50,772,949	$ 104,162,029